Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000720064
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2012
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCAAX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCACX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCMIX
DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND (Prospectus Summary) | DREYFUS CALIFORNIA AMT-FREE MUNICIPAL BOND FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRCAX